Investments (details) - Concentration and Credit Quality (Credit Concentration Risk [Member], Stockholders' Equity, Total [Member], Minimum [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Investment disclosure details
Concentration risk percentage	5.00%	5.00%
Obligations of the Canadian government [Member]
Investment disclosure details
Concentration risk percentage	5.00%